Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents information regarding outstanding stock options as of December 31, 2015, and related changes during the year ended December 31, 2015:

	Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life (years)
Outstanding at December 31, 2014	1,726,354	$15.77
Granted	1,419,497	15.40
Exercised	(62,492)	4.72
Forfeited	(150,745)	15.93
Expired	—	—
Outstanding at December 31, 2015	2,932,614	$15.83	$1.1	8.5
Options exercisable at December 31, 2015	698,040	$11.66	$0.9	7.6

Schedule of Assumptions Used [Table Text Block]
The weighted-average assumptions, excluding the SunEdison equity awards exchanged for SunEdison Semiconductor equity awards as discussed above, are as follows:

2015
Risk-free interest rate	1.0%
Expected stock price volatility	26.3%
Expected term until exercise (years)	4
Expected dividends	0.0%
The following is a table of actuarial assumptions used to determine the net periodic benefit cost (income):

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2015	2014	2013	2015	2014	2013
Weighted-average assumptions:
Discount rate	3.24%	3.80%	3.14%	3.58%	4.27%	3.38%
Expected return on plan assets	5.05%	8.39%	8.38%	NA	NA	NA
Rate of compensation increase (1)	0.51%	0.60%	0.44%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	7.30%	7.80%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	4.50%	4.50%	4.50%
Year the rate reaches ultimate trend rate	NA	NA	NA	2022	2022	2022

(1)	Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents information regarding outstanding RSUs as of December 31, 2015, and related changes during the year ended December 31, 2015:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life (years)
Outstanding at December 31, 2014	1,561,412
Granted	839,787
Converted (Vested)	(470,451)
Forfeited	(115,791)
Outstanding at December 31, 2015	1,814,957	$14.2	1.7

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense for the years ended December 31, 2015, 2014, and 2013 was as follows:

	For the Year Ended December 31,
	2015	2014	2013
In millions
Cost of goods sold	$4.2	$3.6	$4.4
Marketing and administration	7.4	5.1	7.4
Research and development	3.6	2.6	2.1
Stock-based employee compensation	$15.2	$11.3	$13.9